Segmental information - Geographical analysis (Details) - USD ($) $ in Millions	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Sales	$ 15,181	$ 15,611	[1]
United States
Disclosure of geographical areas [line items]
Sales	4,158	4,268
India
Disclosure of geographical areas [line items]
Sales	1,687	1,886
Great Britain
Disclosure of geographical areas [line items]
Sales	1,571	1,373
Rest of World
Disclosure of geographical areas [line items]
Sales	$ 7,765	$ 8,084

[1]	(1)See page F-7 for an explanation under Basis of preparation.